Summary of Significant Accounting Policies (Details) - Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives	Dec. 31, 2023
Land use rights [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives [Line Items]
Estimated useful lives	45 years
Land use rights [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives [Line Items]
Estimated useful lives	49 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives [Line Items]
Estimated useful lives	10 years